Deferred Tax - Additional Information (Detail) - USD ($) $ in Billions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Undistributed earnings of non-Canadian subsidiaries	$ 15.2	$ 12.1